Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property plant and equipment useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property plant and equipment useful life	4 years
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property plant and equipment useful life	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property plant and equipment useful life	4 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the remaining lease terms and the estimated 3 years